Cover	Sep. 09, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Intensity Therapeutics, Inc.
Entity Central Index Key	0001567264